DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
DEPOSITS FOR NON-CURRENT ASSETS
Schedule of Deposits for Non-Current Assets

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	717,392	256,337	39,286
Reserve for unrecoverable deposits	(93,260)	(8,500)	(1,303)
	624,132	247,837	37,983

*    The amount represented interest-free non-refundable partial payments to suppliers of medical equipment and to construction engineering group for construction of hospitals. The remaining contractual obligations associated with these purchase contracts that the suppliers need to undertake are approximately RMB622,584 and RMB480,290 (US$73,608) as at December 31, 2019 and 2020 respectively, which are included in the amount disclosed as purchase commitments in note 26. The Group recognized impairment loss on deposits for non-current assets of nil, 62,400 and RMB8,500 (US$1,303) for the years ended December 31, 2018, 2019 and 2020, respectively. The amount of written off for the gross amount of deposits and the allowance is nil and RMB93,260 (US$14,293) for the years ended December 31, 2019 and 2020, respectively, since those deposits are deemed uncollectible.